Commitments, Contingencies And Guarantees (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 permits signs	Mar. 31, 2012 permits
Stockholder Litigation [Abstract]
Special litigation committee formation date	April 4, 2012
Motion to stay filing date	June 20, 2012
Expedited trial motion filing date	June 27, 2012
Granting motion date	July 23, 2012
Motion to extend stay filing date	January 23, 2013
Extending motion granting date	January 24, 2013
Binding memorandum of understanding date	March 28, 2013
MOU 8-K filing date	April 3, 2013
Los Angeles Litigation [Abstract]
Conversion from static to digital	83
Upholding date	December 10, 2012
Review request date	January 22, 2013
Review denial date	February 27, 2013
Invalidation date	April 12, 2013
Digital modernization permits issued to Company	82
Digital modernization permits issued to competitor		13
Turn off date	April 15, 2013
Further proceedings conducted date	April 16, 2013
Guarantees [Abstract]
Surety bonds outstanding	$ 51.0
Commercial standby letters of credit outstanding	124.2
Cash securing letters of credit	56.3
Letters of credit as collateral	9.1
Outstanding bank guarantees related to international subsidiaries	47.0
Cash collateral of bank guarantees	$ 4.5